Income Taxes - Schedule of Changes in Balance of Tax Loss Carryforwards (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Balance at beginning of the period	$ 29,487	$ 27,452
Reserved	(306)
Additions	4,124	5,673
Usage of tax losses	(1,385)	(3,157)
Translation effect of beginning balances	(1,979)	(481)
Balance at end of the period	$ 29,941	$ 29,487